Consolidated Statements of Comprehensive (Loss)/Income - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net (loss)/income	$ 51,936,829	$ 34,253,365	$ (35,123,208)
Other comprehensive income/(loss)
Effect of cash flow hedges	(4,454,669)	8,290,428	1,848,878
Total other comprehensive income/(loss)	(4,454,669)	8,290,428	1,848,878
Total comprehensive (loss)/income	$ 47,482,160	$ 42,543,793	$ (33,274,330)